Submission	Jul. 21, 2026
Submission [Line Items]
Central Index Key	0001065280
Registrant Name	NETFLIX INC
Registration File Number	333-281071
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES